Notes Payable (Details) - USD ($)	1 Months Ended		3 Months Ended
	Dec. 26, 2020	Jun. 30, 2020	Mar. 31, 2022	Dec. 31, 2021	Feb. 28, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Interest rate			5.00%
Principal and interest payments			$ 4,518
Outstanding notes payable			$ 20,619	$ 48,541		$ 9,818
Loan amount		$ 107,587
Notes Payable, description			The loan has terms of 24 months and accrues interest at 1% per annum.
Total of additional loans					$ 221,431
Debt instrument face amount				$ 329,018
Owed amount	$ 43,269